Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,376,898)	$ (17,200,587)	$ (2,363,815)	$ (1,796,344)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	34,345	44,162	27,899	49,359
Provision for stock obsolescence			3,874	1,079
Inventory written off	1,303	1,675	112	172,303
Working capital loan interest	70,621	90,807	159,482	119,216
Loss on disposal of plant and equipment	69,507	89,375
Intangible assets written off	1,547,623	1,990,000		142,500
Allowance (Reversal) for credit loss	(1)	(1)	1
Gain on lease modification				(6,250)
Loss on lease termination		9,555
Operating lease expenses	90,269	116,071	71,094	68,056
Change in operating assets and liabilities:
Account receivables	107,631	138,397	(132,460)	47,462
Amount due from a related party				(29,060)
Inventories	37,956	48,806	(32,693)	83,047
Other current assets	195,496	251,377	(314,534)	1,417
Account payables	(15,168)	(19,504)	(171,110)	(121,148)
Accruals and other payables	414,733	533,282	(466,053)	187,460
Income taxes payable			(5,201)	2,902
Operating lease liabilities	(104,500)	(134,370)	(65,463)	(63,745)
Net cash used in operating activities	(10,919,652)	(14,040,955)	(3,288,867)	(1,141,746)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(1,242)	(1,597)	(22,768)
Proceeds from disposal of plant and equipment		8,865
Additions in intangible assets				(34,974)
Acquisition of subsidiary under common control	(9,948)	(12,791)	(9,651)
Net cash used in investing activities	(4,296)	(5,523)	(32,419)	(34,974)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of working capital loan	(1,867,891)	(2,401,816)		(312,352)
Proceeds from working capital loan			1,264,280
Proceeds from issuance of shares, net	13,094,062	16,836,905	3,341,021	1,592,430
Deferred offering costs			(751,698)	(105,575)
Net cash from financial activities	11,226,171	14,435,089	3,853,603	1,174,503
Effect of exchange rate change on cash and cash equivalents	178,116	229,029	(1,042)	(1,218)
Net change in cash and cash equivalents	480,339	617,640	531,275	(3,435)
Cash, cash equivalents - beginning of year	424,848	546,288	15,013	18,448
Cash, cash equivalents - end of year	905,187	1,163,928	546,288	15,013
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 14,601	$ 18,774		$ 500